Provisions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	R$ 9,138,469	R$ 8,394,883
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	200,966	173,875
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,147,606	1,521,935
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,146,048	852,735
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,869,583	1,548,781
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,471,423	1,095,841
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	R$ 3,302,843	R$ 3,201,716